Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and Dividend Income
Loans	$ 16,776	$ 17,541
Securities
Taxable	708	1,374
Tax-exempt	640	1,055
Federal funds sold	106	24
Dividends on Federal Home Loan Bank and other stock	232	217
Total interest and dividend income	18,462	20,211
Interest Expense
Deposits	2,299	2,977
Borrowings	1,562	1,730
Total interest expense	3,861	4,707
Net Interest Income	14,601	15,504
Provision for Loan Losses	1,128	1,968
Net Interest Income After Provision for Loan Losses	13,473	13,536
Noninterest Income
Customer service fees	2,060	2,102
Net gains on loan sales	32	94
Gain on sales of securities - net	0	370
Earnings on bank-owned life insurance	445	449
Loss on sale of real estate and other repossessed assets	(6)	(15)
BOLI benefit in excess of surrender value	0	100
Other	406	412
Total noninterest income	2,937	3,512
Noninterest Expense
Salaries and employee benefits	6,849	6,463
Net occupancy and equipment expense	1,860	1,776
Provision for losses on foreclosed real estate	83	87
Professional fees	826	906
Insurance	251	265
Deposit insurance premiums	288	322
Franchise and other taxes	513	493
Marketing expense	394	212
Printing and office supplies	233	225
Amortization of intangible assets	119	119
Other	2,050	2,235
Total noninterest expense	13,466	13,103
Income Before Federal Income Taxes	2,944	3,945
Provision for Federal Income Taxes	546	854
Net Income	$ 2,398	$ 3,091
Basic Earnings Per Share	$ 0.49	$ 0.63
Diluted Earnings Per Share	$ 0.48	$ 0.62